UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Semiannual report

Income and growth mutual fund

Delaware Dividend Income Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information

•	Obtain share prices

•	Check your account balance and recent transactions

•	Request statements or literature

•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Dividend Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,065.40	1.10%	$5.66
Class B	1,000.00	1,062.70	1.61%	8.28
Class C	1,000.00	1,061.30	1.85%	9.51
Class R	1,000.00	1,064.00	1.35%	6.95
Institutional Class	1,000.00	1,066.70	0.85%	4.38
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	1,000.00	1,016.90	1.61%	8.10
Class C	1,000.00	1,015.71	1.85%	9.30
Class R	1,000.00	1,018.20	1.35%	6.79
Institutional Class	1,000.00	1,020.69	0.85%	4.28

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10

equity holdings

Delaware Dividend Income Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	59.95%
Consumer Discretionary	4.45%
Consumer Staples	6.30%
Diversified REIT	0.11%
Energy	7.35%
Financials	6.61%
Healthcare	8.59%
Hotel REITs	0.61%
Industrial REIT	0.30%
Industrials	5.69%
Information Technology	8.45%
Mall REITs	0.65%
Manufactured Housing REITs	0.24%
Materials	1.56%
Media	0.08%
Mixed REIT	0.17%
Multifamily REITs	1.32%
Office REITs	0.74%
Shopping Center REITs	1.10%
Single Tenant REIT	0.44%
Specialty	0.15%
Specialty REITs	0.51%
Telecommunication Services.	2.87%
Utilities	1.66%
Closed-End Fund	0.24%
Exchange-Traded Funds	0.60%
Convertible Preferred Stock	3.23%
Commercial Mortgage-Backed Security	0.15%
Convertible Bonds	10.28%
Basic Industry	0.09%
Brokerage	0.14%
Capital Goods	0.73%
Communications.	2.11%
Consumer Cyclical	1.06%
Consumer Non-Cyclical	1.86%
Energy	0.96%

3

Security type / sector allocation and top 10

equity holdings

Delaware Dividend Income Fund

Sector	Percentage of net assets
Financials	0.71%
Healthcare	0.03%
Industrials	0.28%
REITs	0.77%
Technology	1.54%
Corporate Bonds	14.13%
Automotive	0.42%
Banking	1.08%
Basic Industry	1.69%
Capital Goods	0.78%
Consumer Cyclical	0.74%
Consumer Non-Cyclical	0.31%
Energy	2.23%
Financials	0.09%
Healthcare	0.92%
Insurance	0.35%
Media	1.33%
Services	1.27%
Technology	0.25%
Technology & Electronics	0.81%
Telecommunications	1.46%
Utilities	0.40%
Leveraged Non-Recourse Security	0.00%
Municipal Bonds	1.93%
Senior Secured Loans	1.60%
Sovereign Bond	0.46%
Limited Partnership	0.12%
Preferred Stock	0.43%
Warrant	0.00%
Short-Term Investments	5.93%
Total Value of Securities	99.05%
Option Written	(0.01%)
Receivables and Other Assets Net of Liabilities	0.96%
Total Net Assets	100.00%

4

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Johnson Controls	1.38%
Cisco Systems	1.37%
Kraft Foods Group	1.37%
Verizon Communications	1.36%
Marsh & McLennan	1.36%
Broadcom Class A	1.36%
CVS Caremark	1.35%
Xerox	1.35%
Occidental Petroleum	1.35%
ConocoPhillips	1.34%

5

Schedule of investments

Delaware Dividend Income Fund	May 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)
Common Stock – 59.95%
Consumer Discretionary – 4.45%
Asian Pay Television Trust	5,980,000	$3,623,376
Bayerische Motoren Werke	3,102	389,416
Carnival	1,243	49,757
Don Quijote Holdings	3,300	194,528
General Motors	97,492	3,371,273
Hanesbrands	1,700	144,211
Johnson Controls	203,900	9,860,604
Kering	1,556	343,837
Las Vegas Sands	1,452	111,107
Lowe’s	199,300	9,383,044
Nitori Holdings	9,286	455,701
Penney (J.C.) †	150,000	1,348,500
Publicis Groupe	6,675	575,807
Quiksilver †	22,199	131,862
Techtronic Industries	93,000	293,288
Toyota Motor	15,600	882,955
United Rentals †	1,448	146,320
Yue Yuen Industrial Holdings	157,000	486,008

		31,791,594

Consumer Staples – 6.30%
Akorn †	5,568	155,737
Archer-Daniels-Midland	209,200	9,401,448
Aryzta †	7,713	719,231
Carlsberg Class B	4,610	480,900
Coca-Cola	118,200	4,835,562
Coca-Cola Amatil	36,741	323,518
CVS Caremark	123,700	9,688,184
Kraft Foods Group	164,400	9,775,224
Mondelez International Class A	246,400	9,269,568
Tesco	82,148	417,978

		45,067,350

Diversified REIT – 0.11%
Mapletree Commercial Trust	759,000	813,884

		813,884

Energy – 7.35%
BP ADR	63,500	3,203,575
Chevron	75,000	9,209,250
CNOOC	247,000	423,723
ConocoPhillips	120,200	9,608,788
Halcon Resources †	4,870	30,386

6

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Energy (continued)
Halliburton	145,000	$9,372,800
Kodiak Oil & Gas †	13,885	176,756
Marathon Oil	256,600	9,406,956
Occidental Petroleum	96,700	9,640,023
Range Resources	1,712	159,130
Saipem †	17,086	445,336
Subsea 7	23,586	471,491
Total	5,956	417,977

		52,566,191

Financials – 6.61%
Allstate	162,400	9,461,424
Apollo Investment	450,400	3,774,352
AXA	29,263	722,432
Bank of New York Mellon	273,700	9,459,072
Bank Rakyat Indonesia Persero	285,998	249,865
BB&T	245,900	9,324,528
Marsh & McLennan	193,000	9,702,110
Mitsubishi UFJ Financial Group	120,100	676,104
Nordea Bank	56,321	830,688
Och-Ziff Capital Management Group	142,300	1,891,167
Standard Chartered	30,762	692,237
UniCredit	54,417	474,389

		47,258,368

Healthcare – 8.59%
Baxter International	125,600	9,345,896
Cardinal Health	135,700	9,584,491
Healthcare Realty Trust	43,300	1,079,469
Healthcare Trust of America Class A	91,000	1,101,100
Johnson & Johnson	93,400	9,476,364
Merck	161,800	9,361,748
Novartis	8,881	796,409
Pfizer	302,638	8,967,164
Quest Diagnostics	160,400	9,606,356
Sanofi	7,087	757,809
Stada Arzneimittel	8,389	393,966
Teva Pharmaceutical Industries ADR	16,996	858,128
Valeant Pharmaceuticals International †	862	113,103

		61,442,003

Hotel REITs – 0.61%
Concentradora Fibra Hotelera Mexicana	737,685	1,255,993

7

Schedule of investments

Delaware Dividend Income Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Hotel REITs (continued)
RLJ Lodging Trust	40,300	$1,116,713
Strategic Hotels & Resorts †	183,300	1,997,970

		4,370,676

Industrial REIT – 0.30%
First Industrial Realty Trust	117,200	2,172,888

		2,172,888

Industrials – 5.69%
Deutsche Post	15,288	567,073
East Japan Railway	6,046	461,239
General Electric	334,200	8,953,218
ITOCHU	43,289	511,634
Koninklijke Philips Electronics	15,893	501,986
Northrop Grumman	76,700	9,322,885
Raytheon	96,700	9,435,019
Terreno Realty	28,600	554,840
Vinci	7,756	574,113
Waste Management	209,800	9,373,864
WestJet Airlines	20,556	461,498

		40,717,369

Information Technology – 8.45%
Apple	10,100	6,393,300
Broadcom Class A	304,200	9,694,854
CGI Group Class A †	26,246	893,306
Cisco Systems	398,200	9,803,684
Intel	349,800	9,556,536
Microsoft	226,800	9,285,192
Motorola Solutions	68,045	4,587,594
Teleperformance	9,260	579,469
Xerox	782,400	9,662,640

		60,456,575

Mall REITs – 0.65%
Simon Property Group	22,363	3,722,545
Taubman Centers	12,500	936,250

		4,658,795

Manufactured Housing REITs – 0.24%
Equity Lifestyle Properties	10,127	442,955
Sun Communities	26,600	1,287,972

		1,730,927

Materials – 1.56%
AuRico Gold	30,862	106,749

8

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Materials (continued)
duPont (E.I.) deNemours	137,700	$9,543,987
Lafarge	4,918	424,846
Rexam	53,839	479,652
Rio Tinto	7,210	369,451
Yamana Gold	29,313	218,735

		11,143,420

Media – 0.08%
DIRECTV Class A †	3,850	317,394
Time Warner Cable	1,723	243,219

		560,613

Mixed REIT – 0.17%
Duke Realty	70,100	1,240,770

		1,240,770

Multifamily REITs – 1.32%
American Campus Communities	18,300	710,772
American Residential Properties †	118,400	2,166,720
AvalonBay Communities	12,800	1,815,552
Equity Residential	15,500	957,900
Essex Property Trust	7,813	1,413,840
Post Properties	45,700	2,337,555

		9,402,339

Office REITs – 0.74%
Alstria Office REIT †	73,600	986,058
Brandywine Realty Trust	31,200	477,360
Corporate Office Properties Trust	41,600	1,146,080
First Potomac Realty Trust	71,600	936,528
Highwoods Properties	43,600	1,769,288

		5,315,314

Shopping Center REITs – 1.10%
Agree Realty †	37,500	1,156,500
AmREIT	8,100	143,937
DDR	74,400	1,287,864
First Capital Realty	45,403	781,460
Lippo Malls Indonesia Retail Trust	2,593,000	837,252
Ramco-Gershenson Properties Trust	110,500	1,834,300
Washington Prime Group †	30,282	602,299
Wheeler Real Estate Investment Trust	263,480	1,217,278

		7,860,890

Single Tenant REIT – 0.44%
Spirit Realty Capital	279,600	3,156,684

		3,156,684

9

Schedule of investments

Delaware Dividend Income Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Specialty – 0.15%
AMC Entertainment Holdings †	48,000	$1,088,160

		1,088,160

Specialty REITs – 0.51%
EPR Properties	56,200	3,030,304
Gladstone Land	54,610	610,540

		3,640,844

Telecommunication Services – 2.87%
AT&T	262,600	9,314,422
Century Communications =†	1,625,000	0
CenturyLink	3,611	136,026
KDDI	878	52,213
Mobile Telesystems ADR	23,777	439,637
Nippon Telegraph & Telephone	12,437	738,265
Verizon Communications	195,200	9,752,192
Vodafone Group	17,230	60,505

		20,493,260

Utilities – 1.66%
Edison International	164,800	9,087,072
GDF Suez	89,621	2,502,680
National Grid	18,202	271,541

		11,861,293

Total Common Stock (cost $340,362,651)		428,810,207

Closed-End Fund – 0.24%
Morgan Stanley Emerging Markets Domestic Debt Fund	127,800	1,722,744

Total Closed-End Fund (cost $1,687,424)		1,722,744

Exchange-Traded Funds – 0.60%
Aberdeen Asia-Pacific Income Fund	352,162	2,197,491
Market Vectors High Yield Municipal Index	69,400	2,118,782

Total Exchange-Traded Funds (cost $4,219,255)		4,316,273

Convertible Preferred Stock – 3.23%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	70,950	1,665,111
Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #	1,069	1,290,149
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	39,900	2,115,498

10

	Number of Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	1,855	$2,013,814
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	1,753	2,251,948
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	1,038	1,372,755
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	50,900	2,670,723
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	45,775	2,220,087
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	67,870	2,005,559
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	4,400	467,500
8.50% exercise price $8.01, expiration date 12/31/49	14,890	1,641,623
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	1,411	1,738,352
Weyerhaeuser 6.375% exercise price $33.30, expiration date 7/1/16	11,113	651,666
Wheeler Real Estate Investment Trust 9.00% exercise price $5.00, expiration date 12/31/49	20,790	557,796
Wheeler REIT 9.00% exercise price $5.50, expiration date 12/31/49@=	414	432,424

Total Convertible Preferred Stock (cost $21,561,867)		23,095,005

	Principal amount°
Commercial Mortgage-Backed Security – 0.15%
BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	977,203	1,056,268

Total Commercial Mortgage-Backed Security (cost $991,478)		1,056,268

Convertible Bonds – 10.28%
Basic Industry – 0.09%
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	788,000	617,103

		617,103

Brokerage – 0.14%
Gain Capital Holdings 144A 4.125% exercise price $12.00, expiration date 11/30/18 #	1,035,000	1,020,122

		1,020,122

Capital Goods – 0.73%
Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15 #	2,517,000	2,584,644

11

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Capital Goods (continued)
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	2,973,000	$2,618,098

		5,202,742

Communications – 2.11%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	1,810,000	1,506,825
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	1,247,000	1,382,611
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	2,181,000	2,538,139
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	410,000	995,019
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	2,433,000	2,448,206
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	1,464,000	1,907,775
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	2,662,000	2,741,860
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	673,000	686,460
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	271,000	900,567

		15,107,462

Consumer Cyclical – 1.06%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	3,072,000	3,269,760
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	1,245,000	1,785,019
Live Nation Entertainment 144A 2.50% exercise price $34.68, expiration date 5/15/19 #	352,000	366,080
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	2,165,000	2,178,531

		7,599,390

Consumer Non-Cyclical – 1.86%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	1,952,000	2,159,400
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	1,035,000	1,067,991
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	1,139,000	848,555
Hologic 2.00% exercise price $38.59, expiration date 12/15/43	1,666,000	1,823,229
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	1,168,000	1,290,640

12

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	2,636,000	$2,968,795
Spectrum Pharmaceuticals 144A 2.75% exercise price $10.53, expiration date 12/13/18 #	685,000	704,694
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20	1,368,000	1,420,155
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 •	739,000	986,698

		13,270,157

Energy – 0.96%
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	683,000	722,699
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	2,582,000	2,512,609
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	1,387,000	1,772,759
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	1,786,000	1,873,067

		6,881,134

Financials – 0.71%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	1,558,000	1,672,903
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	2,293,000	2,457,809
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/15/19 #	967,000	974,504

		5,105,216

Healthcare – 0.03%
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	130,000	239,281

		239,281

Industrials – 0.28%
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	1,987,000	1,989,484

		1,989,484

REITs – 0.77%
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	2,032,000	2,289,810
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	1,932,000	1,907,850
Forest City Enterprises 144A 3.625% exercise price $24.21, expiration date 8/14/20 #	1,247,000	1,300,777

		5,498,437

13

Schedule of investments

Delaware Dividend Income Fund

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Technology – 1.54%
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #		2,490,000	$2,181,875
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #		1,141,000	1,476,169
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		1,574,000	1,587,773
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17		1,204,000	2,308,670
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32		2,064,000	2,088,510
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		856,000	1,331,080

			10,974,077

Total Convertible Bonds (cost $68,229,672)			73,504,605

Corporate Bonds – 14.13%
Automotive – 0.42%
American Axle & Manufacturing 7.75% 11/15/19		274,000	316,813
Chassix 144A 9.25% 8/1/18 #		255,000	277,313
General Motors 144A 6.25% 10/2/43 #		330,000	376,613
General Motors Financial 6.75% 6/1/18		515,000	589,031
Group 1 Automotive 144A 5.00% 6/1/22 #		250,000	252,500
International Automotive Components Group 144A 9.125% 6/1/18 #		628,000	671,960
Meritor
6.25% 2/15/24		180,000	184,050
6.75% 6/15/21		325,000	348,563

			3,016,843

Banking – 1.08%
Australia & New Zealand Banking Group
5.405% 6/20/22 •	AUD	1,090,000	1,060,700
Bank of America 4.11% 8/23/18 •	AUD	1,100,000	1,042,321
Barclays Bank 7.625% 11/21/22		550,000	633,187
Credit Suisse Group 144A 7.50% 12/11/49 #•		520,000	568,126
Goldman Sachs Group
3.985% 8/21/19 •	AUD	720,000	673,198
4.383% 8/8/18 •	AUD	770,000	732,316
JPMorgan Chase
3.727% 5/17/18 •	AUD	1,100,000	1,030,818
6.75% 1/29/49 •		335,000	363,475
Lloyds Banking Group 7.50% 4/30/49 •		950,000	1,020,063
RBS Capital Trust I 2.099% 12/29/49 •		600,000	585,000

14

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
		7,709,204

Basic Industry – 1.69%
AK Steel 7.625% 5/15/20	593,000	$600,413
ArcelorMittal 6.125% 6/1/18	809,000	889,900
Arch Coal 144A 8.00% 1/15/19 #	510,000	502,350
Axalta Coating System 144A 7.375% 5/1/21 #	265,000	291,500
Builders FirstSource 144A 7.625% 6/1/21 #	684,000	733,590
Cemex 144A 7.25% 1/15/21 #	315,000	342,169
Cemex Finance 144A 6.00% 4/1/24 #	350,000	360,063
CPG Merger Sub 144A 8.00% 10/1/21 #	540,000	573,750
Essar Steel Minnesota 144A 11.50% 5/15/20 #	160,000	165,000
First Quantum Minerals
144A 6.75% 2/15/20 #	223,000	228,575
144A 7.00% 2/15/21 #	223,000	228,575
144A 7.25% 5/15/22 #	405,000	417,150
FMG Resources August 2006 144A 6.875% 4/1/22 #	574,000	607,723
HD Supply 11.50% 7/15/20	425,000	511,063
INEOS Group Holdings 144A 5.875% 2/15/19 #	640,000	653,600
JMC Steel Group 144A 8.25% 3/15/18 #	417,000	429,510
Kissner Milling 144A 7.25% 6/1/19 #	450,000	462,375
LSB Industries 144A 7.75% 8/1/19 #	410,000	439,725
Masonite International 144A 8.25% 4/15/21 #	560,000	613,200
New Gold 144A 6.25% 11/15/22 #	394,000	408,775
Nortek 8.50% 4/15/21	375,000	415,313
Perstorp Holding 144A 8.75% 5/15/17 #	435,000	469,800
Ryerson
9.00% 10/15/17	277,000	298,121
11.25% 10/15/18	112,000	126,000
Sappi Papier Holding 144A 6.625% 4/15/21 #	280,000	295,400
TPC Group 144A 8.75% 12/15/20 #	523,000	579,223
Wise Metals Group 144A 8.75% 12/15/18 #	235,000	251,450
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	160,000	159,800

		12,054,113

Capital Goods – 0.78%
Accudyne Industries 7.75% 12/15/20	250,000	270,625
B/E Aerospace 5.25% 4/1/22	270,000	288,225
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #X	369,931	386,809
BOE Merger 144A PIK 9.50% 11/1/17 #T	469,000	494,795
Consolidated Container 144A 10.125% 7/15/20 #	419,000	430,523
Gardner Denver 144A 6.875% 8/15/21 #	270,000	282,825
Milacron 144A 7.75% 2/15/21 #	435,000	480,675
Plastipak Holdings 144A 6.50% 10/1/21 #	405,000	427,275

15

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Reynolds Group Issuer 8.25% 2/15/21	720,000	$769,500
Signode Industrial Group 144A 6.375% 5/1/22 #	515,000	521,437
TransDigm
144A 6.00% 7/15/22 #	230,000	232,013
144A 6.50% 7/15/24 #	525,000	533,531
7.50% 7/15/21	410,000	454,075

		5,572,308

Consumer Cyclical – 0.74%
BI-LO 144A PIK 8.625% 9/15/18 #T	375,000	383,437
Dave & Buster’s Entertainment 144A 10.004% 2/15/16 #^	502,000	429,210
DBP Holding 144A 7.75% 10/15/20 #	358,000	307,880
Landry’s 144A 9.375% 5/1/20 #	531,000	588,746
Michaels Stores 144A 5.875% 12/15/20 #	425,000	434,563
Pantry 8.375% 8/1/20	406,000	440,003
Party City Holdings 8.875% 8/1/20	450,000	501,750
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	467,000	482,177
Quiksilver 144A 7.875% 8/1/18 #	520,000	566,800
Rite Aid 6.75% 6/15/21	505,000	549,187
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	200,000	212,000
Tempur-Pedic International 6.875% 12/15/20	330,000	363,000

		5,258,753

Consumer Non-Cyclical – 0.31%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	330,000	367,950
JBS Investments 144A 7.75% 10/28/20 #	565,000	609,324
Post Holdings
144A 6.00% 12/15/22 #	270,000	272,700
144A 6.75% 12/1/21 #	105,000	111,563
Smithfield Foods 6.625% 8/15/22	390,000	429,487
Spectrum Brands
6.375% 11/15/20	77,000	83,834
6.625% 11/15/22	291,000	320,100

		2,194,958

Energy – 2.23%
Athlon Holdings 144A 6.00% 5/1/22 #	485,000	497,125
Baytex Energy
144A 5.125% 6/1/21 #	110,000	111,513
144A 5.625% 6/1/24 #	330,000	332,475
Calumet Specialty Products Partners 7.625% 1/15/22	790,000	840,363
Chaparral Energy
7.625% 11/15/22	189,000	202,230
8.25% 9/1/21	236,000	259,010
CHC Helicopter 9.375% 6/1/21	685,000	726,100

16

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy 4.875% 4/15/22	1,000,000	$1,037,500
Energy Transfer Equity 144A 5.875% 1/15/24 #	252,000	262,080
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	550,000	555,500
Exterran Partners 6.00% 4/1/21	460,000	469,200
FTS International 144A 6.25% 5/1/22 #	580,000	594,500
Genesis Energy 5.75% 2/15/21	530,000	551,200
Halcon Resources
8.875% 5/15/21	147,000	157,290
9.75% 7/15/20	465,000	511,500
Hercules Offshore
144A 6.75% 4/1/22 #	170,000	165,537
144A 7.50% 10/1/21 #	255,000	258,187
144A 8.75% 7/15/21 #	140,000	150,500
Key Energy Services 6.75% 3/1/21	505,000	530,250
Laredo Petroleum
5.625% 1/15/22	250,000	257,500
7.375% 5/1/22	98,000	109,025
Linn Energy
6.50% 5/15/19	187,000	197,753
8.625% 4/15/20	105,000	114,319
Midstates Petroleum 9.25% 6/1/21	760,000	820,800
Murphy Oil USA 144A 6.00% 8/15/23 #	360,000	376,200
Northern Blizzard Resources 144A 7.25% 2/1/22 #	545,000	563,394
Northern Oil & Gas 8.00% 6/1/20	430,000	459,025
NuStar Logistics 6.75% 2/1/21	315,000	348,075
Oasis Petroleum 144A 6.875% 3/15/22 #	385,000	420,613
Ocean Rig UDW 144A 7.25% 4/1/19 #	665,000	661,675
Offshore Group Investment 7.125% 4/1/23	210,000	213,150
PDC Energy 7.75% 10/15/22	450,000	499,500
Pioneer Energy Services 144A 6.125% 3/15/22 #	545,000	561,350
Regency Energy Partners 5.875% 3/1/22	550,000	585,750
Samson Investment 144A 10.75% 2/15/20 #	588,000	617,400
SandRidge Energy 8.125% 10/15/22	849,000	925,410

		15,942,999

Financials – 0.09%
Nuveen Investments 144A 9.50% 10/15/20 #	571,000	680,917

		680,917

Healthcare – 0.92%
Air Medical Group Holdings 9.25% 11/1/18	318,000	342,645
Community Health Systems 144A 6.875% 2/1/22 #	380,000	401,850

17

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Community Health Systems
7.125% 7/15/20	142,000	$154,247
8.00% 11/15/19	53,000	58,300
Crimson Merger Sub 144A 6.625% 5/15/22 #	530,000	526,687
Immucor 11.125% 8/15/19	555,000	624,375
Kinetic Concepts
10.50% 11/1/18	334,000	379,788
12.50% 11/1/19	245,000	283,587
Mallinckrodt International Finance 4.75% 4/15/23	305,000	296,613
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	265,000	275,600
Par Pharmaceutical 7.375% 10/15/20	1,092,000	1,190,280
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	640,000	688,000
Tenet Healthcare
6.00% 10/1/20	250,000	269,375
8.125% 4/1/22	315,000	359,100
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	440,000	457,600
144A 6.375% 10/15/20 #	237,000	254,479

		6,562,526

Insurance – 0.35%
American International Group 8.175% 5/15/58 •	480,000	651,600
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	610,000	657,275
Onex USI Acquisition 144A 7.75% 1/15/21 #	446,000	461,610
XL Group 6.50% 12/29/49 •	758,000	755,157

		2,525,642

Media – 1.33%
CCO Holdings 5.25% 9/30/22	662,000	676,067
CCU 144A 10.00% 1/15/18 #	265,000	254,400
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	317,000	337,605
Clear Channel Communications PIK 14.00% 2/1/21 T	300,000	306,750
Columbus International 144A 7.375% 3/30/21 #	835,000	887,187
CSC Holdings
144A 5.25% 6/1/24 #	675,000	676,687
6.75% 11/15/21	200,000	224,000
DISH DBS 5.00% 3/15/23	665,000	678,300
Gray Television 7.50% 10/1/20	510,000	549,525
MDC Partners 144A 6.75% 4/1/20 #	585,000	621,563
Mediacom Broadband 144A 5.50% 4/15/21 #	345,000	350,606
Numericable Group
144A 6.00% 5/15/22 #	605,000	628,444
144A 6.25% 5/15/24 #	200,000	209,500

18

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
ONO Finance II 144A 10.875% 7/15/19 #	260,000	$288,275
RCN Telecom Services 144A 8.50% 8/15/20 #	270,000	289,575
Univision Communications 144A 8.50% 5/15/21 #	604,000	665,910
UPCB Finance VI 144A 6.875% 1/15/22 #	172,000	188,340
Virgin Media Finance 144A 6.375% 4/15/23 #	580,000	614,800
VTR Finance 144A 6.875% 1/15/24 #	975,000	1,035,940

		9,483,474

Services – 1.27%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	1,094,000	1,145,965
Avis Budget Car Rental 5.50% 4/1/23	416,000	426,400
BlueLine Rental Finance 144A 7.00% 2/1/19 #	315,000	337,837
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	600,000	606,375
Carlson Wagonlit 144A 6.875% 6/15/19 #	425,000	457,385
Covanta Holding 5.875% 3/1/24	585,000	602,550
H&E Equipment Services 7.00% 9/1/22	364,000	402,220
Mattamy Group 144A 6.50% 11/15/20 #	677,000	688,847
MGM Resorts International
6.75% 10/1/20	135,000	150,019
7.75% 3/15/22	197,000	231,721
11.375% 3/1/18	230,000	297,850
Navios South American Logistics 144A 7.25% 5/1/22 #	530,000	546,563
PHH
6.375% 8/15/21	200,000	209,500
7.375% 9/1/19	219,000	246,923
Pinnacle Entertainment
7.75% 4/1/22	163,000	177,670
8.75% 5/15/20	25,000	27,437
PNK Finance 144A 6.375% 8/1/21 #	210,000	222,075
Stena 144A 7.00% 2/1/24 #	975,000	1,028,625
United Rentals North America 5.75% 11/15/24	800,000	829,000
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	205,000	217,813
Watco 144A 6.375% 4/1/23 #	220,000	225,500

		9,078,275

Technology – 0.25%
Advanced Micro Devices 144A 6.75% 3/1/19 #	375,000	396,563
Entegris 144A 6.00% 4/1/22 #	580,000	584,350
First Data 11.25% 1/15/21	685,000	789,463

		1,770,376

Technology & Electronics – 0.81%
BMC Software Finance 144A 8.125% 7/15/21 #	570,000	602,775
Commscope 144A 5.50% 6/15/24 #	590,000	595,900

19

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
First Data 11.75% 8/15/21	735,000	$819,525
First Data Holdings 144A PIK 14.50% 9/24/19 #T	324,858	328,106
Freescale Semiconductor 10.75% 8/1/20	50,000	57,063
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	735,000	753,375
j2 Global 8.00% 8/1/20	618,000	673,620
Micron Technology 144A 5.875% 2/15/22 #	570,000	609,900
NCR Escrow
144A 5.875% 12/15/21 #	150,000	159,000
144A 6.375% 12/15/23 #	460,000	497,950
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	445,000	417,187
Viasystems 144A 7.875% 5/1/19 #	295,000	313,437

		5,827,838

Telecommunications – 1.46%
Altice 144A 7.75% 5/15/22 #	605,000	637,519
CenturyLink 6.75% 12/1/23	370,000	405,150
Cogent Communications Finance 144A 5.625% 4/15/21 #	530,000	523,375
Digicel Group
144A 7.125% 4/1/22 #	200,000	206,500
144A 8.25% 9/30/20 #	925,000	1,001,313
Hughes Satellite Systems 7.625% 6/15/21	368,000	421,360
Intelsat Luxembourg 8.125% 6/1/23	1,405,000	1,515,644
Level 3 Financing 144A 6.125% 1/15/21 #	310,000	328,987
Sprint
144A 7.125% 6/15/24 #	650,000	702,000
144A 7.25% 9/15/21 #	130,000	144,463
144A 7.875% 9/15/23 #	730,000	826,725
Sprint Capital 6.90% 5/1/19	165,000	183,150
T-Mobile USA
6.125% 1/15/22	160,000	170,200
6.25% 4/1/21	210,000	223,913
6.50% 1/15/24	100,000	106,500
6.731% 4/28/22	185,000	200,494
VimpelCom Holdings 144A 5.95% 2/13/23 #	1,000,000	955,000
Wind Acquisition Finance 144A 7.375% 4/23/21 #	720,000	747,000
Windstream
7.50% 6/1/22	223,000	240,840
7.75% 10/1/21	300,000	327,000
Zayo Group 10.125% 7/1/20	524,000	607,185

		10,474,318

Utilities – 0.40%
AES 7.375% 7/1/21	129,000	148,995
AES Gener 144A 8.375% 12/18/73 #•	400,000	437,000

20

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 5.875% 1/15/24 #	290,000	$305,225
144A 6.00% 1/15/22 #	280,000	301,700
Elwood Energy 8.159% 7/5/26	389,530	440,169
Enel 144A 8.75% 9/24/73 #•	600,000	703,500
NRG Energy 144A 6.25% 5/1/24 #	520,000	538,850

		2,875,439

Total Corporate Bonds (cost $96,604,092)		101,027,983

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 8.845% 1/15/87 #@¿	1,300,000	0

Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.93%
California Pollution Control Financing Authority Water Revenue
144A 5.00% 11/21/45 (AMT) #	1,000,000	1,022,720
California State
Various Purposes 5.00% 11/1/43	1,000,000	1,107,180
California Statewide Communities Development Authority
Series A 5.00% 4/1/42	855,000	926,341
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,099,480
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,376,875
Dallas/Fort Worth International Airport
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,049,540
Golden State, California Tobacco Securitization
Corporation Settlement Revenue (Asset-Backed Senior Notes) Series A-1
5.75% 6/1/47	1,300,000	1,097,629
Metropolitan Washington Airports Authority
(Dulles Metrorail and Capital) 5.00% 10/1/53	750,000	783,780
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	240,000	256,958
Series AA 5.00% 6/15/44	760,000	817,471
New York City Water & Sewer System
(Second Generation) Series BB 5.00% 6/15/47	1,250,000	1,362,800
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,093,520
Palm Beach County Health Facilities Authority
(Sinai Residences Boca Raton Project)

21

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Palm Beach County Health Facilities Authority 7.25% 6/1/34	65,000	$72,418
Series A 7.50% 6/1/49	325,000	362,759
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond 6.75% 6/30/43	450,000	546,827
Utility Debt Securitization Authority, New York (Restructuring) Series TE 5.00% 12/15/41	750,000	848,707

Total Municipal Bonds (cost $12,663,524)		13,825,005

Senior Secured Loans – 1.60%«
Akorn Tranche B 4.50% 11/13/20	520,000	522,817
Applied Systems 2nd Lien 7.50% 1/15/22	553,000	562,851
Atkore International 2nd Lien 7.75% 9/27/21	295,000	296,291
Avast Software 1st Lien 5.00% 3/18/20	300,000	300,062
Avaya Tranche B-3 4.50% 10/27/17	185,000	179,424
Avaya Tranche B6 6.50% 3/31/18	185,000	184,162
Azure Midstream Tranche B 6.50% 10/21/18	279,563	283,057
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	590,000	607,921
Borgata Tranche B 1st Lien 6.75% 8/15/18	538,650	547,572
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	300,000	298,875
Citycenter Holdings Tranche B 5.00% 10/9/20	553,613	558,387
Clear Channel Communications Tranche D 6.75% 1/30/19	905,000	896,758
Flint Group Tranche 2nd Lien 8.25% 5/2/22	615,000	617,818
Gentiva Health Services Tranche B 6.50% 10/10/19	423,938	425,174
Gray Television 4.75% 10/11/19	597,000	598,866
Hostess Brands 1st Lien 6.75% 3/12/20	585,000	609,131
LTS Buyer 2nd Lien 8.00% 3/15/21	82,225	83,527
Moxie Liberty Tranche B 7.50% 8/21/20	295,000	303,113
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	290,000	297,794
Nuveen Investments 2nd Lien 6.50% 2/28/19	280,000	283,325
Otter Products Tranche B 5.25% 4/29/19	565,166	565,990
Otterbox Tranche B 5.75% 5/30/20	555,000	549,450
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	220,000	224,400
Polymer Group Tranche B 5.25% 12/13/19	478,800	481,643
Rite Aid 2nd Lien 5.75% 8/3/20	220,000	225,170
Samson Investment 2nd Lien 5.00% 9/25/18	595,000	596,169

22

		Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19		369,068	$367,223

Total Senior Secured Loans (cost $11,389,347)			11,466,970

Sovereign Bond – 0.46%Δ
Mexico – 0.46%
Mexican Bonos 8.00% 6/11/20	MXN	36,533,000	3,256,145

Total Sovereign Bond (cost $3,316,455)			3,256,145

		Number of Shares	Value (U.S. $)
Limited Partnership – 0.12%
Lehigh Gas Partners		31,500	850,500

Total Limited Partnership (cost $820,931)			850,500

Preferred Stock – 0.43%
Ally Financial 144A 7.00% #		1,100	1,114,850
Freddie Mac 6.02%		40,000	368,800
GMAC Capital Trust I 8.125% •		17,000	461,040
Regions Financial 6.375%		17,000	418,880
Vornado Realty Trust 6.625%		28,600	729,586

Total Preferred Stock (cost $3,472,469)			3,093,156

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19 †		24,948	19,958

Total Warrant (cost $207)			19,958

		Principal amount°
Short-Term Investments – 5.93%
Discount Notes – 2.25%≠
Federal Home Loan Bank
0.04% 6/18/14		10,125,473	10,125,427
0.05% 7/28/14		2,397,228	2,397,170
0.05% 8/15/14		1,386,750	1,386,664
0.075% 11/19/14		2,201,190	2,200,567

			16,109,828

Repurchase Agreements – 3.37%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $7,898,121 (collateralized by U.S. government obligations 0.00% - 2.50% 8/15/23-1/15/28; market value $8,056,056)		7,898,094	7,898,094

23

Schedule of investments

Delaware Dividend Income Fund

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $16,184,000 (collateralized by U.S. government obligations 0.75% - 5.375% 5/31/15-2/15/31; market value $16,507,586)	16,183,906	$16,183,906

		24,082,000

U.S. Treasury Obligation – 0.31%≠
U.S. Treasury Bill 0.093% 11/13/14	2,208,836	2,208,370

		2,208,370

Total Short-Term Investments (cost $42,399,261)		42,400,198

Total Value of Securities – 99.05% (cost $608,823,633)		$708,445,017

	Number of contracts	Value (U.S. $)
Option Written – (0.01%)
Equity Call Option – (0.01%)
Penney (J.C.), strike price $9.00, expires 6/21/14 (MSC)	(1,500)	(52,500)

Total Option Written (premium received $133,977)		(52,500)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $85,091,177, which represented 11.90% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $1,529,674, which represented 0.21% of the Fund’s net assets. See Note 10 in “Notes to financial statements .”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

X	100% of the income received was in the form of additional par.

T	100% of the income received was in the form of additional cash.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2014, the aggregate value of fair valued securities was $432,424, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

24

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2014.

The following foreign currency exchange contracts, futures contract and swap contract were outstanding at May 31, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	RUB	17,702,500	USD	(509,827)	7/11/14	$(7,579)
BNYM	AUD	87	USD	(81)	6/2/14	0
BNYM	CHF	(16,907)	USD	18,828	6/2/14	(54)

						$(7,633)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(24) U.S. Treasury 5 yr Note	$(2,870,560)	$(2,874,188)	10/6/14	$(3,628)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
ICE	Protection Purchased: CDX.NA.HY.22	$4,950,000	5.00%	6/20/19	$(65,069)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular

25

Schedule of investments

Delaware Dividend Income Fund

reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

AUD – Australian Dollar

BNP – Banque Paribas

BNYM – Bank of New York Mellon

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CHF – Swiss Franc

ICE – IntercontinentalExchange, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

RUB – Russian Ruble

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

26

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Statement of assets and liabilities

Delaware Dividend Income Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$666,044,819
Short-term investments, at value[2]	42,400,198
Cash	576,486
Cash collateral for derivatives	22,000
Foreign currencies, at value[3]	108,341
Receivables for securities sold	8,865,668
Dividends and interest receivable	3,804,756
Receivables for fund shares sold	2,362,197
Variation margin receivable on futures contracts	1,313

Total assets	724,185,778

Liabilities:
Option written, at value[4]	52,500
Payable for securities purchased	6,722,559
Payable for fund shares redeemed	711,349
Annual protection payments on credit default swap contracts	50,187
Investment management fees payable	379,241
Distribution fees payable to affiliates	311,294
Other accrued expenses	194,108
Other affiliates payable	29,785
Trustees’ fees and expenses payable	4,302
Unrealized loss on credit default swap contracts[5]	412,774
Unrealized loss on foreign currency exchange contracts	7,633
Total liabilities	8,875,732

Total Net Assets	$715,310,046

Net Assets Consist of:
Paid-in capital	$728,823,424
Distributions in excess of net investment income	(269,314)
Accumulated net realized loss on investments	(112,831,434)
Net unrealized appreciation of investments and derivatives	99,587,370

Total Net Assets	$715,310,046

[1] Investments, at cost	$566,424,372
[2] Short-term investments, at cost	42,399,261
[3] Foreign currencies, at cost	107,918
[4] Options written, at cost	(133,977)
[5] Including upfront payments paid	(347,705)

28

Net Asset Value
Class A:
Net assets	$306,527,976
Shares of beneficial interest outstanding, unlimited authorization, no par	22,744,750
Net asset value per share	$13.48
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$14.30

Class B:
Net assets	$7,463,272
Shares of beneficial interest outstanding, unlimited authorization, no par	553,260
Net asset value per share	$13.49

Class C:
Net assets	$289,615,081
Shares of beneficial interest outstanding, unlimited authorization, no par	21,460,218
Net asset value per share	$13.50

Class R:
Net assets	$3,176,614
Shares of beneficial interest outstanding, unlimited authorization, no par	235,716
Net asset value per share	$13.48

Institutional Class:
Net assets	$108,527,103
Shares of beneficial interest outstanding, unlimited authorization, no par	8,052,564
Net asset value per share	$13.48

See accompanying notes, which are an integral part of the financial statements.

29

Statement of operations

Delaware Dividend Income Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$6,406,028
Interest	5,065,377
Foreign tax withheld	(54,970)

11,416,435

Expenses:
Management fees	2,116,163
Distribution expenses – Class A	385,539
Distribution expenses – Class B	42,147
Distribution expenses – Class C	1,352,177
Distribution expenses – Class R	7,917
Dividend disbursing and transfer agent fees and expenses	391,015
Accounting and administration expenses	114,916
Registration fees	47,816
Reports and statements to shareholders	40,815
Legal fees	22,459
Audit and tax	20,678
Trustees’ fees and expenses	16,422
Custodian fees	15,888
Other	19,679

4,593,631
Less waived distribution expenses – Class B	(9,991)
Less expense paid indirectly	(187)

Total operating expenses	4,583,453

Net Investment Income	6,832,982

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	27,606,049
Foreign currencies	(292,456)
Foreign currency exchange contracts	(98,361)
Futures contracts	(741,605)
Options written	200,171
Swap contracts	(548,230)

Net realized gain	26,125,568

30

Net change in unrealized appreciation (depreciation) of:
Investments	8,257,184
Foreign currencies	3,178
Foreign currency exchange contracts	(848)
Futures contracts	266,668
Options written	88,265
Swap contracts	261,902

Net change in unrealized appreciation (depreciation)	8,876,349

Net Realized and Unrealized Gain	35,001,917

Net Increase in Net Assets Resulting from Operations	$41,834,899

See accompanying notes, which are an integral part of the financial statements.

31

Statements of changes in net assets

Delaware Dividend Income Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Increase in Net Assets from Operations:
Net investment income	$6,832,982	$11,127,325
Net realized gain	26,125,568	17,291,247
Net change in unrealized appreciation (depreciation)	8,876,349	59,142,315

Net increase in net assets resulting from operations	41,834,899	87,560,887

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,811,681)	(6,053,997)
Class B	(79,527)	(235,428)
Class C	(2,345,196)	(3,338,842)
Class R	(35,699)	(71,763)
Institutional Class	(1,037,642)	(1,226,175)

	(7,309,745)	(10,926,205)

Capital Share Transactions:
Proceeds from shares sold:
Class A	45,185,083	96,741,474
Class B	—	205,221
Class C	35,525,982	90,858,443
Class R	712,252	1,189,004
Institutional Class	47,925,471	38,525,198

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	3,544,977	5,604,764
Class B	75,012	217,686
Class C	2,128,759	3,003,745
Class R	35,233	71,517
Institutional Class	870,835	1,057,730

	136,003,604	237,474,782

32

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	(55,128,345)	(46,311,215)
Class B	(3,175,468)	(9,382,458)
Class C	(17,089,636)	(25,556,412)
Class R	(765,503)	(1,884,594)
Institutional Class	(6,137,461)	(14,947,724)

	(82,296,413)	(98,082,403)

Increase in net assets derived from capital share transactions	53,707,191	139,392,379

Net Increase in Net Assets	88,232,345	216,027,061

Net Assets:
Beginning of period	627,077,701	411,050,640

End of period (including undistributed (distributions in excess of) net investment income of $(269,314) and $207,449, respectively)	$715,310,046	$627,077,701

See accompanying notes, which are an integral part of the financial statements.

33

Financial highlights

Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$12.810	$10.940	$9.890	$9.810	$9.190	$7.010

0.152	0.316	0.348	0.351	0.373	0.407
0.679	1.854	1.045	0.086	0.695	2.247

0.831	2.170	1.393	0.437	1.068	2.654

(0.161)	(0.300)	(0.343)	(0.357)	(0.448)	(0.474)

(0.161)	(0.300)	(0.343)	(0.357)	(0.448)	(0.474)

$13.480	$12.810	$10.940	$9.890	$9.810	$9.190

6.54%	20.07%	14.25%	4.39%	11.91%	39.35%

$306,528	$297,117	$203,819	$189,313	$192,876	$200,720
1.10%	1.12%	1.16%	1.19%	1.26%	1.17%
1.10%	1.16%	1.21%	1.24%	1.31%	1.36%
2.34%	2.62%	3.28%	3.41%	3.93%	5.22%
2.34%	2.58%	3.23%	3.36%	3.88%	5.03%
36%	51%	47%	110%	109%	69%

35

Financial highlights

Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$12.820	$10.950	$9.900	$9.820	$9.190	$7.010

0.119	0.223	0.268	0.274	0.302	0.348
0.680	1.856	1.046	0.086	0.694	2.248

0.799	2.079	1.314	0.360	0.996	2.596

(0.129)	(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

(0.129)	(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

$13.490	$12.820	$10.950	$9.900	$9.820	$9.190

6.27%	19.15%	13.39%	3.61%	11.06%	38.47%

$7,463	$10,161	$16,874	$22,803	$29,003	$33,725
1.61%	1.87%	1.91%	1.94%	2.01%	1.92%
1.85%	1.87%	1.91%	1.94%	2.01%	2.06%
1.83%	1.86%	2.53%	2.66%	3.18%	4.47%
1.59%	1.86%	2.53%	2.66%	3.18%	4.33%
36%	51%	47%	110%	109%	69%

37

Financial highlights

Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

38

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$12.830	$10.960	$9.900	$9.820	$9.190	$7.010

0.104	0.226	0.268	0.274	0.302	0.348
0.678	1.853	1.056	0.086	0.694	2.248

0.782	2.079	1.324	0.360	0.996	2.596

(0.112)	(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

(0.112)	(0.209)	(0.264)	(0.280)	(0.366)	(0.416)

$13.500	$12.830	$10.960	$9.900	$9.820	$9.190

6.13%	19.13%	13.50%	3.61%	11.06%	38.27%

$289,615	$254,961	$156,758	$151,107	$152,009	$155,028
1.85%	1.87%	1.91%	1.94%	2.01%	1.92%
1.85%	1.87%	1.91%	1.94%	2.01%	2.06%
1.59%	1.87%	2.53%	2.66%	3.18%	4.47%
1.59%	1.87%	2.53%	2.66%	3.18%	4.33%
36%	51%	47%	110%	109%	69%

39

Financial highlights

Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$12.810	$10.940	$9.890	$9.810	$9.190	$7.010

0.136	0.284	0.321	0.325	0.349	0.387
0.678	1.856	1.046	0.086	0.693	2.246

0.814	2.140	1.367	0.411	1.042	2.633

(0.144)	(0.270)	(0.317)	(0.331)	(0.422)	(0.453)

(0.144)	(0.270)	(0.317)	(0.331)	(0.422)	(0.453)

$13.480	$12.810	$10.940	$9.890	$9.810	$9.190

6.40%	19.77%	13.97%	4.13%	11.60%	39.15%

$3,177	$3,030	$3,151	$3,340	$3,069	$3,067
1.35%	1.37%	1.41%	1.44%	1.51%	1.42%
1.35%	1.46%	1.51%	1.54%	1.61%	1.66%
2.09%	2.37%	3.03%	3.16%	3.68%	4.97%
2.09%	2.28%	2.93%	3.06%	3.58%	4.73%
36%	51%	47%	110%	109%	69%

41

Financial highlights

Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:

Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

42

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$12.810	$10.940	$9.890	$9.810	$9.190	$7.010

0.168	0.347	0.375	0.375	0.399	0.426
0.679	1.853	1.045	0.088	0.697	2.246

0.847	2.200	1.420	0.463	1.096	2.672

(0.177)	(0.330)	(0.370)	(0.383)	(0.476)	(0.492)

(0.177)	(0.330)	(0.370)	(0.383)	(0.476)	(0.492)

$13.480	$12.810	$10.940	$9.890	$9.810	$9.190

6.67%	20.37%	14.66%	4.55%	12.24%	39.68%

$108,527	$61,809	$30,449	$24,986	$12,766	$2,394
0.85%	0.87%	0.91%	0.94%	1.01%	0.92%
0.85%	0.87%	0.91%	0.94%	1.01%	1.06%
2.59%	2.87%	3.53%	3.66%	4.18%	5.47%
2.59%	2.87%	3.53%	3.66%	4.18%	5.33%
36%	51%	47%	110%	109%	69%

43

Notes to financial statements

Delaware Dividend Income Fund	May 31, 2014 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures

44

contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 — Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from

45

Notes to financial statements

Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2014.

46

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $187 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $15,997 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $72,795. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.50% of the average daily net assets of Class R shares. Effective March 28, 2014, DDLP has contracted to waive distribution and service fees through March 30, 2015 in order to prevent distribution and service fees of Class B from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

47

Notes to financial statements

Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $9,703 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $57,464 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2014, DDLP received gross CDSC commissions of $15 and $1,769 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases of $260,203,964 and sales of $226,609,140 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$614,643,927

Aggregate unrealized appreciation	$105,254,719
Aggregate unrealized depreciation	(11,451,378)

Net unrealized appreciation	$93,803,341

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2013 will expire as follows: $76,486,649 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

48

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

49

Notes to financial statements

Delaware Dividend Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$1,056,268	$—	$1,056,268
Corporate Debt	—	174,532,588	—	174,532,588
Foreign Debt	—	3,256,145	—	3,256,145
Senior Secured Loans[1]	—	10,554,726	912,244	11,466,970
Municipal Bonds	—	13,825,005	—	13,825,005
Leveraged Non-Recourse Security	—	—	—	—
Common Stock[1]	428,329,307	480,900	—	428,810,207
Convertible Preferred Stock[1]	13,332,436	7,748,755	2,013,814	23,095,005
Preferred Stock[1]	1,609,506	1,483,650	—	3,093,156
Limited Partnership	850,500	—	—	850,500
Warrant	19,958	—	—	19,958
Closed End Fund	1,722,744	—	—	1,722,744
Exchange-Traded Funds	4,316,273	—	—	4,316,273
Short-Term Investments	—	42,400,198	—	42,400,198

Total	$450,180,724	$255,338,235	$2,926,058	$708,445,017

Foreign Currency Exchange Contracts	$—	$(7,633)	$—	$(7,633)
Futures Contracts	(3,628)	—	—	(3,628)
Options Written	(52,500)	—	—	(52,500)
Swap Contracts	—	(65,069)	—	(65,069)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	92.04%	7.96%	100.00%
Common Stock	99.89%	0.11%	—	100.00%
Convertible Preferred Stock	57.73%	40.40%	1.87%	100.00%
Preferred Stock	52.03%	47.97%	—	100.00%

The securities deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, and Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

50

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/14	Year ended 11/30/13
Shares sold:
Class A	3,476,970	7,963,286
Class B	—	17,010
Class C	2,733,410	7,445,097
Class R	54,984	99,301
Institutional Class	3,633,922	3,182,591

Shares issued upon reinvestment of dividends and distributions:
Class A	271,732	467,743
Class B	5,727	18,398
Class C	162,832	250,979
Class R	2,699	6,010
Institutional Class	66,610	87,786

	10,408,886	19,538,201

Shares redeemed:
Class A	(4,196,675)	(3,863,148)
Class B	(244,954)	(783,456)
Class C	(1,311,453)	(2,126,944)
Class R	(58,480)	(156,755)
Institutional Class	(472,713)	(1,228,075)

	(6,284,275)	(8,158,378)

Net increase	4,124,611	11,379,823

For the six months ended May 31, 2014 and the year ended Nov. 30, 2013, 25,047 Class B shares were converted to 25,067 Class A shares valued at $324,772 and 105,064 Class B shares were converted to 105,126 Class A shares valued at $1,249,804, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

51

Notes to financial statements

Delaware Dividend Income Fund

5. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of May 31, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Men’s Wearhouse Bridge Loan	$645,000
Polymer Bridge Loan	452,250

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty

52

credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2014, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $22,000 cash collateral for open futures contracts, which is presented as cash collateral for derivatives on the statement of assets and liabilities.

During the six months ended May 31, 2014, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended May 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized

53

Notes to financial statements

Delaware Dividend Income Fund

7. Derivatives (continued)

gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2014 for the Fund were as follows:

	Number of Contracts	Premiums
Options outstanding at Nov. 30, 2013	416	$46,460
Options written	2,568	287,687
Options expired	(1,068)	(171,606)
Options terminated in closing purchase transactions	(416)	(28,564)

Options outstanding at May 31, 2014	1,500	$133,977

During the six months ended May 31, 2014, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2014, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is

54

recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2014, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin is posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) trading certain CDS baskets through a central counterparty.

During the six months ended May 31, 2014, the Fund used CDS contracts to hedge against a credit event.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—	Unrealized loss on foreign currency exchange contracts	$(7,633)

Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	—	Variation margin payable on futures contracts	(3,628)*

Equity contracts (Written options)	Written options, at value	—	Written options, at value	(52,500)

Credit contracts (Swap contracts)	Unrealized gain of credit default swap contracts	—	Unrealized loss of credit default swap contracts	(65,069)

Total		$—		$(128,830)

55

Notes to financial statements

Delaware Dividend Income Fund

7. Derivatives (continued)

* Includes cumulative appreciation or depreciation of futures contracts from the date the contracts are opened through May 31, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2014 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Transactions	Financial Futures Contracts	Options	Swaps	Total
Forward currency exchange contracts	$(98,361)	$—	$—	$—	$(98,361)
Interest rate contracts	—	(741,605)	200,171	—	(541,434)
Credit contracts	—	—	—	(548,230)	(548,230)

Total	$(98,361)	$(741,605)	$200,171	$(548,230)	$(1,188,025)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Transactions	Financial Futures Contracts	Options	Swaps	Total
Forward currency exchange contracts	$(848)	$—	$—	$—	$(848)
Interest rate contracts	—	266,668	88,265	—	354,933
Credit contracts	—	—	—	261,902	261,902

Total	$(848)	$266,668	$88,265	$261,902	$615,987

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended May 31, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts	USD	350,255	USD	584,965
Futures contracts (average notional value)		—		7,687,548
CDS contracts (average notional value)*		8,197,600		280,000

*	Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure

56

requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(7,579)	$(7,579)
BNY Mellon	—	(54)	(54)

Total	$—	$(7,633)	$(7,633)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNP Paribas	$(7,579)	$—	$—	$—	$—	$(7,579)
BNY Mellon	(54)	—	—	—	—	(54)

Total	$(7,633)	$—	$—	$—	$—	$(7,633)

57

Notes to financial statements

Delaware Dividend Income Fund

8. Offsetting (continued)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$7,898,094	$(7,898,094)	$—	$—
BNP Paribas	16,183,906	(16,183,906)	—	—

Total	$24,082,000	$(24,082,000)	$—	$—

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan.

58

The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2014, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The

59

Notes to financial statements

Delaware Dividend Income Fund

10. Credit and Market Risk (continued)

Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Fund have been identified in the schedule of investments.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

60

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments ®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President and
Thomas L. Bennett	President	Sevilla-Sacasa	Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú International	St. Paul, MN
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ
Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

61

Semiannual report

U.S. core equity mutual fund

Delaware Small Cap Core Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Small Cap Core Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,007.70	1.28%	$6.41
Class C	1,000.00	1,003.70	2.03%	10.14
Class R	1,000.00	1,006.70	1.53%	7.65
Institutional Class	1,000.00	1,008.60	1.03%	5.16
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.28%	$6.44
Class C	1,000.00	1,014.81	2.03%	10.20
Class R	1,000.00	1,017.30	1.53%	7.70
Institutional Class	1,000.00	1,019.80	1.03%	5.19

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware Small Cap Core Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	96.26%
Basic Materials	7.19%
Business Services	6.19%
Capital Goods	9.29%
Communications Services	2.12%
Consumer Discretionary	3.87%
Consumer Services	4.36%
Consumer Staples	3.35%
Credit Cyclicals	1.27%
Energy	5.64%
Financials	16.36%
Healthcare	13.25%
Media	0.54%
Real Estate	5.48%
Technology	14.20%
Transportation	1.58%
Utilities	1.57%
Short-Term Investments	4.64%
Total Value of Securities	100.90%
Liabilities Net of Receivables and Other Assets	(0.90%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Tenneco	1.27%
InterMune	1.20%
Align Technology	1.15%
G-III Apparel Group	1.12%
Iconix Brand Group	1.12%
Jack in the Box	1.10%
Synaptics	1.06%
Casey’s General Stores	1.04%
Popeyes Louisiana Kitchen	1.04%
West Pharmaceutical Services	1.03%

3

Schedule of investments

Delaware Small Cap Core Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.26%
Basic Materials – 7.19%
Axiall	47,800	$2,208,838
Boise Cascade †	68,365	1,788,428
Chemtura †	99,600	2,488,008
Innophos Holdings	27,000	1,417,500
Kaiser Aluminum	25,900	1,773,373
Kraton Performance Polymers †	69,600	1,730,952
Materion	38,000	1,295,420
Neenah Paper	37,400	1,824,372
Stepan	22,100	1,182,792
Taminco †	88,805	1,892,435
U.S. Silica Holdings	19,795	1,001,033
Worthington Industries	15,000	604,500

		19,207,651

Business Services – 6.19%
Cross Country Healthcare †	135,100	779,527
FTI Consulting †	72,600	2,342,802
Kforce	118,075	2,601,192
McGrath RentCorp	64,480	2,210,374
TeleTech Holdings †	68,700	1,812,306
U.S. Ecology	42,580	2,103,452
United Stationers	61,600	2,453,528
WageWorks †	55,393	2,242,309

		16,545,490

Capital Goods – 9.29%
Aaon	84,187	2,626,634
Acuity Brands	9,820	1,232,508
Applied Industrial Technologies	52,840	2,516,241
Barnes Group	68,200	2,549,316
Chart Industries †	11,634	836,368
Columbus McKinnon	79,820	2,247,731
ESCO Technologies	36,600	1,230,492
Esterline Technologies †	12,300	1,370,835
Granite Construction	59,641	2,118,448
Kadant	56,800	2,152,720
MasTec †	33,400	1,202,400
MYR Group †	46,900	1,173,438
Rofin-Sinar Technologies †	80,800	1,877,792
Tetra Tech	63,400	1,687,074

		24,821,997

Communications Services – 2.12%
Atlantic Tele-Network	23,684	1,322,041

4

	Number of shares	Value (U.S. $)
Common Stock (continued)
Communications Services (continued)
InterXion Holding †	67,491	$1,774,338
RigNet †	54,501	2,584,437

		5,680,816

Consumer Discretionary – 3.87%
Express †	75,400	950,794
Francesca’s Holdings †	51,768	794,121
G-III Apparel Group †	40,900	2,998,788
Iconix Brand Group †	71,500	2,998,710
Madden (Steven) †	81,650	2,601,369

		10,343,782

Consumer Services – 4.36%
Buffalo Wild Wings †	17,420	2,517,364
Cheesecake Factory	37,800	1,733,886
Del Frisco’s Restaurant Group †	62,100	1,677,321
Jack in the Box	51,080	2,948,848
Popeyes Louisiana Kitchen †	64,500	2,768,340

		11,645,759

Consumer Staples – 3.35%
Casey’s General Stores	39,200	2,792,216
J&J Snack Foods	19,686	1,843,988
Prestige Brands Holdings †	65,700	2,246,940
Susser Holdings †	26,150	2,073,957

		8,957,101

Credit Cyclicals – 1.27%
Tenneco †	53,100	3,385,125

		3,385,125

Energy – 5.64%
Bonanza Creek Energy †	11,200	600,544
Bristow Group	16,050	1,219,479
C&J Energy Services †	53,000	1,622,330
Carrizo Oil & Gas †	42,900	2,465,034
Diamondback Energy †	19,810	1,495,259
Jones Energy Class A †	84,470	1,479,914
Kodiak Oil & Gas †	145,800	1,856,034
Parsley Energy Class A †	18,800	446,876
Pioneer Energy Services †	45,500	723,450
Rosetta Resources †	48,000	2,262,240
RSP Permian †	33,515	904,905

		15,076,065

Financials – 16.36%
American Equity Investment Life Holding	99,100	2,231,732

5

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
AMERISAFE	37,200	$1,432,572
BBCN Bancorp	114,200	1,741,550
Bryn Mawr Bank	21,100	599,451
Capital Bank Financial †	63,497	1,540,437
Cardinal Financial	107,600	1,869,012
City Holding	41,950	1,812,660
Evercore Partners Class A	40,900	2,251,136
Fidelity & Guaranty Life	89,935	1,924,609
Flushing Financial	75,200	1,495,728
Greenhill	27,200	1,352,384
Independent Bank @	49,500	1,791,900
Infinity Property & Casualty @	16,900	1,081,769
Maiden Holdings	118,600	1,451,664
Park National	24,400	1,821,460
Primerica	51,200	2,306,048
Prosperity Bancshares	39,000	2,267,070
Selective Insurance Group @	71,700	1,704,309
Sterling Bancorp	134,900	1,528,417
Stifel Financial †	45,800	2,070,160
Susquehanna Bancshares	182,200	1,800,136
Texas Capital Bancshares †	35,800	1,832,960
United Fire Group	49,500	1,373,625
Webster Financial	79,500	2,378,640
Western Alliance Bancorp †	90,600	2,072,928

		43,732,357

Healthcare – 13.25%
Acorda Therapeutics †	62,600	2,058,288
Air Methods	48,500	2,337,700
Akorn †	60,400	1,689,388
Align Technology †	56,470	3,083,827
Auxilium Pharmaceuticals †	92,700	2,074,626
Cepheid †	41,600	1,874,080
CONMED	54,540	2,448,846
CryoLife	133,405	1,177,966
DexCom †	33,000	1,114,080
ICON †	61,600	2,603,832
InterMune †	81,200	3,217,144
Medicines †	35,000	976,500
Merit Medical Systems †	75,187	1,054,874
NPS Pharmaceuticals †	65,100	2,026,563
Quidel †	74,800	1,697,960

6

	Number of shares	Value (U.S. $)
Common Stock (continued)
Healthcare (continued)
Spectrum Pharmaceuticals †	137,800	$1,073,462
WellCare Health Plans †	27,700	2,145,365
West Pharmaceutical Services	65,520	2,757,737

		35,412,238

Media – 0.54%
National CineMedia	91,550	1,434,589

		1,434,589

Real Estate – 5.48%
DCT Industrial Trust	238,600	1,889,712
DuPont Fabros Technology	71,600	1,830,812
EastGroup Properties	23,700	1,508,742
EPR Properties	37,100	2,000,432
Kite Realty Group Trust	275,000	1,707,750
LaSalle Hotel Properties	73,500	2,424,765
Ramco-Gershenson Properties Trust	89,300	1,482,380
Sovran Self Storage	23,330	1,791,744

		14,636,337

Technology – 14.20%
Anixter International	25,150	2,590,450
Applied Micro Circuits †	182,500	1,642,500
Brightcove †	214,400	2,030,368
Callidus Software †	64,000	672,640
ExlService Holdings †	30,690	869,755
FARO Technologies †	46,290	1,968,251
inContact †	211,170	1,788,610
j2 Global @	48,400	2,292,224
KEYW Holding †	170,182	1,803,929
Marin Software †	46,600	466,000
NETGEAR †	53,010	1,742,439
Plantronics	36,100	1,636,774
Proofpoint †	72,800	2,323,776
Rally Software Development †	143,900	1,879,334
Rocket Fuel †	51,600	1,290,000
SciQuest †	58,800	995,484
Semtech †	86,000	2,230,840
Shutterfly †	41,900	1,723,766
SS&C Technologies Holdings †	46,932	2,001,650
Synaptics †	41,720	2,840,298
Trulia †	38,100	1,472,565
WNS Holdings ADR †	93,598	1,681,020

		37,942,673

7

Schedule of investments

Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Transportation – 1.58%
Roadrunner Transportation Systems †	76,000	$1,985,120
XPO Logistics †	89,200	2,241,596

		4,226,716

Utilities – 1.57%
Cleco	43,400	2,258,102
NorthWestern	40,300	1,934,400

		4,192,502

Total Common Stock (cost $219,915,896)		257,241,198

	Principal amount°
Short-Term Investments – 4.64%
Discount Notes – 1.51%≠
Federal Home Loan Bank
0.04% 6/18/14	2,455,884	2,455,862
0.05% 7/28/14	700,826	700,809
0.05% 8/15/14	336,349	336,328
0.075% 11/19/14	533,888	533,737

		4,026,736

Repurchase Agreements – 2.90%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $2,545,030 (collateralized by U.S. government obligations 0.00% - 2.50% 8/15/23 - 1/15/28; market value $2,595,922)	2,545,022	2,545,022
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $5,215,009 (collateralized by U.S. government obligations 0.75% - 5.375% 5/31/15 - 2/15/31; market value $5,319,278)	5,214,978	5,214,978

		7,760,000

U.S. Treasury Obligation – 0.23%≠
U.S. Treasury Bill 0.093% 11/13/14	616,255	616,125

		616,125

Total Short-Term Investments (cost $12,402,615)		12,402,861

Total Value of Securities – 100.90% (cost $232,318,511)		$269,644,059

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $6,870,202, which represented 2.57% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

8

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities

Delaware Small Cap Core Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$257,241,198
Short-term investments, at value[2]	12,402,861
Cash	24,618
Receivable for fund shares sold	2,549,165
Receivables for securities sold	1,344,649
Dividends and interest receivable	154,317

Total assets	273,716,808

Liabilities:
Payable for securities purchased	5,969,123
Payable for fund shares redeemed	185,412
Investment management fees payable	163,464
Other accrued expenses	81,193
Distribution fees payable to affiliates	57,190
Other affiliates payable	15,739
Trustees’ fees and expenses payable	1,578

Total liabilities	6,473,699

Total Net Assets	$267,243,109

Net Assets Consist of:
Paid-in capital	$221,101,787
Accumulated net investment loss	(717,843)
Accumulated net realized gain on investments	9,533,617
Net unrealized appreciation of investments	37,325,548

Total Net Assets	$267,243,109

[1] Investments, at cost	$219,915,896
[2] Short-term investments, at cost	12,402,615

10

Net Asset Value
Class A:
Net assets	$94,340,845
Shares of beneficial interest outstanding, unlimited authorization, no par	4,916,081
Net asset value per share	$19.19
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.36

Class C:
Net assets	$39,364,471
Shares of beneficial interest outstanding, unlimited authorization, no par	2,183,945
Net asset value per share	$18.02

Class R:
Net assets	$14,359,349
Shares of beneficial interest outstanding, unlimited authorization, no par	761,765
Net asset value per share	$18.85

Institutional Class:
Net assets	$119,178,444
Shares of beneficial interest outstanding, unlimited authorization, no par	6,138,591
Net asset value per share	$19.41

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Small Cap Core Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$1,122,110
Interest	1,724

1,123,834

Expenses:
Management fees	864,154
Distribution expenses – Class A	105,121
Distribution expenses – Class C	164,658
Distribution expenses – Class R	33,137
Dividend disbursing and transfer agent fees and expenses	162,994
Accounting and administration expenses	66,443
Registration fees	38,820
Audit and tax	13,800
Reports and statements to shareholders	12,865
Legal fees	7,281
Trustees’ fees and expenses	5,645
Custodian fees	3,453
Other	7,465

1,485,836
Less expense paid indirectly	(70)

Total operating expenses	1,485,766

Net Investment Loss	(361,932)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,461,742
Net change in unrealized appreciation (depreciation) of investments	(8,680,766)

Net Realized and Unrealized Gain	1,780,976

Net Increase in Net Assets Resulting from Operations	$1,419,044

See accompanying notes, which are an integral part of the financial statements.

12

Statements of changes in net assets

Delaware Small Cap Core Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(361,932)	$(267,756)
Net realized gain	10,461,742	12,854,496
Net change in unrealized appreciation (depreciation)	(8,680,766)	33,855,724

Net increase in net assets resulting from operations	1,419,044	46,442,464

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(22,899)
Institutional Class	—	(133,052)
Net realized gain:
Class A	(1,836,861)	—
Class C	(741,927)	—
Class R	(340,355)	—
Institutional Class	(2,110,959)	—

	(5,030,102)	(155,951)

Capital Share Transactions:
Proceeds from shares sold:
Class A	41,240,075	38,621,136
Class C	15,807,494	11,670,310
Class R	3,646,650	4,701,991
Institutional Class	45,360,050	29,676,984

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,789,683	22,424
Class C	717,211	—
Class R	340,354	—
Institutional Class	2,073,221	131,836

	110,974,738	84,824,681

13

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,576,821)	$(10,033,078)
Class C	(2,313,098)	(1,587,669)
Class R	(2,159,662)	(2,037,193)
Institutional Class	(8,927,679)	(10,705,047)

	(29,977,260)	(24,362,987)

Increase in net assets derived from capital share transactions	80,997,478	60,461,694

Net Increase in Net Assets	77,386,420	106,748,207

Net Assets:
Beginning of period	189,856,689	83,108,482

End of period (including accumulated (distributions in excess of) net investment income (loss) of $(717,843) and $(355,911), respectively)	$267,243,109	$189,856,689

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

15

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12		11/30/11	11/30/10	11/30/09
$19.540	$13.560	$12.010		$11.150	$8.740	$6.930

(0.029)	(0.036)	(0.022)		(0.024)	0.034	0.003
0.177	6.027	1.572		0.928	2.376	1.815

0.148	5.991	1.550		0.904	2.410	1.818

—	(0.011)	—		(0.044)	—	(0.008)
(0.498)	—	—		—	—	—

(0.498)	(0.011)	—		(0.044)	—	(0.008)

$19.190	$19.540	$13.560		$12.010	$11.150	$8.740

0.77%	44.21%	12.91%		8.10%	27.57%	25.36%

$94,341	$69,386	$25,084		$24,242	$23,191	$24,512
1.28%	1.31%	1.36%		1.39%	1.40%	1.45%
1.28%	1.35%	1.41%		1.45%	1.54%	1.63%
(0.30% )	(0.22% )	(0.17%	)	(0.20% )	0.35%	0.04%
(0.30% )	(0.26% )	(0.22%	)	(0.26% )	0.21%	(0.14% )
14%	38%	37%		42%	37%	79%

16

Financial highlights

Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

17

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13		11/30/12		11/30/11		11/30/10		11/30/09
$18.450	$12.890		$11.510		$10.720		$8.470		$6.750

(0.095)	(0.152)		(0.115)		(0.112)		(0.039)		(0.052)
0.163	5.712		1.495		0.902		2.289		1.772

0.068	5.560		1.380		0.790		2.250		1.720

(0.498)	—		—		—		—		—

(0.498)	—		—		—		—		—

$18.020	$18.450		$12.890		$11.510		$10.720		$8.470

0.37%	43.14%		11.99%		7.37%		26.56%		25.48%

$39,365	$25,828		$10,051		$7,702		$8,285		$7,468
2.03%	2.06%		2.11%		2.14%		2.15%		2.20%
2.03%	2.06%		2.11%		2.15%		2.24%		2.33%
(1.05% )	(0.97%	)	(0.92%	)	(0.95%	)	(0.40%	)	(0.71%	)
(1.05% )	(0.97%	)	(0.92%	)	(0.96%	)	(0.49%	)	(0.84%	)
14%	38%		37%		42%		37%		79%

18

Financial highlights

Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

19

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13		11/30/12		11/30/11	11/30/10		11/30/09
$19.220	$13.360		$11.870		$11.030	$8.660		$6.870

(0.052)	(0.076)		(0.054)		(0.054)	0.009		(0.016)
0.180	5.936		1.544		0.913	2.361		1.806

0.128	5.860		1.490		0.859	2.370		1.790

—	—		—		(0.019)	—		—
(0.498)	—		—		—	—		—

(0.498)	—		—		(0.019)	—		—

$18.850	$19.220		$13.360		$11.870	$11.030		$8.660

0.67%	43.86%		12.55%		7.79%	27.37%		26.06%

$14,359	$12,785		$6,809		$5,786	$5,322		$3,848
1.53%	1.56%		1.61%		1.64%	1.65%		1.70%
1.53%	1.64%		1.71%		1.75%	1.84%		1.93%
(0.55% )	(0.47%	)	(0.42%	)	(0.45% )	0.10%		(0.21%	)
(0.55% )	(0.55%	)	(0.52%	)	(0.56% )	(0.09%	)	(0.44%	)
14%	38%		37%		42%	37%		79%

20

Financial highlights

Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

21

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$19.740	$13.690	$12.100	$11.230	$8.790	$6.970

(0.005)	0.005	0.011	0.006	0.060	0.022
0.173	6.089	1.579	0.934	2.385	1.830

0.168	6.094	1.590	0.940	2.445	1.852

—	(0.044)	—	(0.070)	(0.005)	(0.032)
(0.498)	—	—	—	—	—

(0.498)	(0.044)	—	(0.070)	(0.005)	(0.032)

$19.410	$19.740	$13.690	$12.100	$11.230	$8.790

0.86%	44.64%	13.14%	8.37%	27.83%	25.78%

$119,178	$81,858	$41,164	$30,923	$33,877	$30,401
1.03%	1.06%	1.11%	1.14%	1.15%	1.20%
1.03%	1.06%	1.11%	1.15%	1.24%	1.33%
(0.05% )	0.03%	0.08%	0.05%	0.60%	0.29%
(0.05% )	0.03%	0.08%	0.04%	0.51%	0.16%
14%	38%	37%	42%	37%	79%

22

Notes to financial statements

Delaware Small Cap Core Fund	May 31, 2014 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

23

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $70 under this agreement.

24

Notes to financial statements

Delaware Small Cap Core Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to March 28, 2014, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) did not exceed 1.15% of the Fund’s average daily net assets. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $5,553 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $25,263. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the R shares. Institutional Class shares pay no distribution and service expenses.

25

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $3,678 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $40,673 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2014, DDLP received gross CDSC commissions of $40, and $586 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$105,723,713
Sales	31,749,145

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$233,098,146

Aggregate unrealized appreciation	$42,462,024
Aggregate unrealized depreciation	(5,916,111)

Net unrealized appreciation	$36,545,913

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

26

Notes to financial statements

Delaware Small Cap Core Fund

3. Investments (continued)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Common Stock	$257,241,198	$—	$257,241,198
Short-Term Investments	—	12,402,861	12,402,861

Total	$257,241,198	$12,402,861	$269,644,059

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

27

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/14	Year ended 11/30/13
Shares sold:
Class A	2,142,345	2,308,325
Class C	873,392	724,461
Class R	193,384	283,583
Institutional Class	2,345,053	1,783,487

Shares issued upon reinvestment of dividends and distributions:
Class A	93,554	1,609
Class C	39,778	—
Class R	18,094	—
Institutional Class	107,255	9,390

	5,812,855	5,110,855

Shares redeemed:
Class A	(871,202)	(608,787)
Class C	(129,264)	(104,432)
Class R	(114,801)	(128,048)
Institutional Class	(461,287)	(651,586)

	(1,576,554)	(1,492,853)

Net increase	4,236,301	3,618,002

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

28

Notes to financial statements

Delaware Small Cap Core Fund

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,545,022	$(2,545,022)	$—	$—
BNP Paribas	5,214,978	(5,214,978)	—	—

Total	$7,760,000	$(7,760,000)	$—	$—

(a)	Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

29

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

30

Notes to financial statements

Delaware Small Cap Core Fund

7. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

31

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

32

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

33

Semiannual report

U.S. value equity mutual fund

Delaware Small Cap Value Fund

May 31, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2013 to May 31, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2013 to May 31, 2014 (Unaudited)

Delaware Small Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio	Expenses Paid During Period 12/1/13 to 5/31/14*
Actual Fund return†
Class A	$1,000.00	$1,048.50	1.23%	$6.28
Class B	1,000.00	1,048.40	1.23%	6.28
Class C	1,000.00	1,044.40	1.98%	10.09
Class R	1,000.00	1,047.10	1.48%	7.55
Institutional Class	1,000.00	1,049.80	0.98%	5.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.23%	$6.19
Class B	1,000.00	1,018.80	1.23%	6.19
Class C	1,000.00	1,015.06	1.98%	9.95
Class R	1,000.00	1,017.55	1.48%	7.44
Institutional Class	1,000.00	1,020.04	0.98%	4.94

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Value Fund	As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.25%
Basic Industry	9.64%
Business Services	1.03%
Capital Spending	10.88%
Consumer Cyclical	3.99%
Consumer Services	8.78%
Consumer Staples	0.69%
Energy	8.87%
Financial Services	21.03%
Healthcare	6.22%
Real Estate	6.73%
Technology	14.14%
Transportation	2.83%
Utilities	2.42%
Exchange-Traded Fund	0.55%
Short-Term Investments	2.15%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Whiting Petroleum	2.61%
East West Bancorp	2.33%
ITT	1.96%
Chemtura	1.76%
United Rentals	1.74%
Patterson-UTI Energy	1.65%
Fuller (H.B.)	1.64%
Platinum Underwriters Holdings	1.63%
Synopsys	1.60%
Helix Energy Solutions Group	1.58%

3

Schedule of investments
Delaware Small Cap Value Fund	May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.25%

Basic Industry – 9.64%
Albemarle	409,400	$28,326,386
Berry Plastics Group †	1,186,300	28,008,543
Chemtura †	1,776,400	44,374,472
Cytec Industries	327,200	32,507,320
Fuller (H.B.)	864,400	41,344,252
Glatfelter	776,600	20,440,112
Kaiser Aluminum	448,927	30,738,032
Olin	626,800	17,080,300

		242,819,417

Business Services – 1.03%
Brink’s	440,600	11,764,020
United Stationers	356,118	14,184,180

		25,948,200

Capital Spending – 10.88%
Actuant Class A	583,900	20,745,967
Altra Holdings @	837,914	28,648,280
EnPro Industries †	264,300	19,396,977
H&E Equipment Services †	786,200	27,241,830
ITT	1,133,000	49,489,440
MasTec †	652,900	23,504,400
Primoris Services	641,500	18,584,255
Regal-Beloit	330,000	25,188,900
Thermon Group Holdings @†	743,700	17,514,135
United Rentals †	435,000	43,956,750

		274,270,934

Consumer Cyclical – 3.99%
Barnes Group	551,000	20,596,380
Dana Holdings	1,144,000	25,328,160
Knoll	667,000	11,699,180
Meritage Homes †	646,600	25,935,126
Standard Motor Products @	408,340	16,954,277

		100,513,123

Consumer Services – 8.78%
Asbury Automotive Group †	267,100	17,265,344
Brinker International	301,400	14,964,510
Cato Class A	644,700	18,593,148
Cheesecake Factory	517,300	23,728,551
Cinemark Holdings	245,900	7,750,768
Finish Line Class A	516,400	14,805,188
Genesco †	265,500	19,883,295

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Services (continued)
Guess	252,700	$6,443,850
Hanesbrands	225,700	19,146,131
Madden (Steven) †	519,450	16,549,677
Meredith	364,518	16,388,729
Pier 1 Imports	775,800	13,661,838
Stage Stores	554,300	10,182,491
Texas Roadhouse	865,500	21,879,840

		221,243,360

Consumer Staples – 0.69%
Core-Mark Holding	41,450	3,427,086
Pinnacle Foods	447,300	14,004,963

		17,432,049

Energy – 8.87%
Helix Energy Solutions Group †	1,701,600	39,783,408
Jones Energy Class A @†	437,100	7,657,992
Parsley Energy Class A †	140,000	3,327,800
Patterson-UTI Energy	1,253,300	41,471,697
Southwest Gas	536,300	28,080,668
Stone Energy †	840,763	37,321,469
Whiting Petroleum †	916,000	65,814,600

		223,457,634

Financial Services – 21.03%
Bank of Hawaii	615,800	34,337,008
Boston Private Financial Holdings	1,574,800	19,905,472
Community Bank System @	863,100	30,648,681
CVB Financial	645,700	9,414,306
East West Bancorp	1,750,323	58,600,814
First Financial Bancorp @	1,244,900	20,242,074
First Midwest Bancorp	1,096,600	17,545,600
Hancock Holding	1,130,800	38,198,424
Independent Bank @	702,000	25,412,400
Infinity Property & Casualty @	293,082	18,760,179
Main Street Capital	549,900	17,063,397
NBT Bancorp @	1,047,300	23,794,656
Platinum Underwriters Holdings @	640,100	41,062,415
ProAssurance	542,500	24,656,625
S&T Bancorp @	591,956	14,366,772
Selective Insurance Group @	1,236,400	29,389,228
StanCorp Financial Group	221,800	13,330,180
Susquehanna Bancshares	1,927,300	19,041,724
Validus Holdings	538,684	20,109,074

5

Schedule of investments

Delaware Small Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Financial Services (continued)
Webster Financial	1,136,300	$33,998,096
WesBanco @	685,441	20,179,383

		530,056,508

Healthcare – 6.22%
Cooper	124,200	16,024,284
Haemonetics †	361,200	12,302,472
Owens & Minor	633,100	21,955,908
Service Corp. International	1,338,900	26,804,778
STERIS	598,600	32,037,072
Teleflex	231,900	24,729,816
VCA Antech †	680,200	22,888,730

		156,743,060

Real Estate – 6.73%
Alexander & Baldwin	509,300	19,307,563
Brandywine Realty Trust	1,551,337	23,735,456
Education Realty Trust	1,160,400	12,137,784
Healthcare Realty Trust	714,600	17,814,978
Highwoods Properties	615,200	24,964,816
Lexington Realty Trust	2,236,100	25,379,735
Ramco-Gershenson Properties Trust	878,689	14,586,237
Summit Hotel Properties	1,248,200	12,531,928
Washington Real Estate Investment Trust	741,400	19,150,362

		169,608,859

Technology – 14.14%
Black Box	223,813	5,454,323
Brocade Communications Systems †	2,476,400	22,584,768
Cirrus Logic †	769,700	17,033,461
CommScope Holding †	984,400	26,027,536
Compuware	2,621,700	25,954,830
Electronics for Imaging †	449,800	18,302,362
Netscout Systems †	513,900	19,975,293
ON Semiconductor †	3,277,500	28,481,475
Premiere Global Services @†	962,850	12,526,679
PTC †	813,600	29,940,480
RF Micro Devices †	2,671,700	25,140,697
Synopsys †	1,045,900	40,256,691
Tech Data †	435,300	25,904,703
Teradyne	1,401,300	24,943,140
Vishay Intertechnology	2,264,300	33,783,356

		356,309,794

6

	Number of shares	Value (U.S. $)

Common Stock (continued)

Transportation – 2.83%
Kirby †	166,300	$18,384,465
Matson	507,700	12,474,189
Saia †	400,150	17,438,537
Werner Enterprises	875,700	23,118,480

		71,415,671

Utilities – 2.42%
Black Hills	371,100	21,401,337
El Paso Electric	484,900	18,479,539
NorthWestern	437,600	21,004,800

		60,885,676

Total Common Stock (cost $1,866,168,812)		2,450,704,285

Exchange-Traded Fund – 0.55%

iShares Russell 2000 Value ETF	140,900	13,930,783

Total Exchange-Traded Fund (cost $12,138,626)		13,930,783

	Principal amount°

Short-Term Investments – 2.15%

Discount Notes – 1.18%≠
Federal Home Loan Bank
0.04% 6/18/14	19,419,128	19,418,953
0.05% 7/28/14	3,978,574	3,978,478
0.05% 8/15/14	2,845,179	2,845,003
0.075% 11/19/14	3,455,570	3,454,592

		29,697,026

Repurchase Agreements – 0.90%
Bank of America Merrill Lynch 0.04%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $7,465,203 (collateralized by U.S. government obligations 0.00% - 2.50% 8/15/23 - 1/15/28; market value $7,614,482)	7,465,178	7,465,178
BNP Paribas 0.07%, dated 5/30/14, to be repurchased on 6/2/14, repurchase price $15,296,911 (collateralized by U.S. government obligations 0.75% - 5.375% 5/31/15 - 2/15/31; market value $15,602,760)	15,296,822	15,296,822

		22,762,000

U.S. Treasury Obligation – 0.07%≠
U.S. Treasury Bill 0.093% 11/13/14	1,776,751	1,776,376

		1,776,376

Total Short-Term Investments (cost $54,234,239)		54,235,402

7

Schedule of investments

Delaware Small Cap Value Fund

Total Value of Securities – 99.95% (cost $1,932,541,677)	$2,518,870,470

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $307,157,151, which represented 12.19% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

ETF – Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

8

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Statement of assets and liabilities
Delaware Small Cap Value Fund	May 31, 2014 (Unaudited)

Assets:
Investments, at value[1]	$2,464,635,068
Short-term investments, at value[2]	54,235,402
Cash	355,750
Receivable for fund shares sold	16,853,111
Dividends and interest receivable	2,656,448

Total assets	2,538,735,779

Liabilities:
Payable for fund shares redeemed	9,313,366
Payable for securities purchased	6,308,872
Income distribution payable	1,622
Investment management fees payable	1,435,980
Other accrued expenses	1,161,852
Distribution fees payable to affiliates	311,371
Other affiliates payable	152,027
Trustees’ fees and expenses payable	15,343

Total liabilities	18,700,433

Total Net Assets	$2,520,035,346

Net Assets Consist of:
Paid-in capital	$1,864,392,319
Undistributed net investment income	1,517,601
Accumulated net realized gain on investments	67,796,633
Net unrealized appreciation of investments	586,328,793

Total Net Assets	$2,520,035,346

[1] Investments, at cost	$1,878,307,438
[2] Short-term investments, at cost	54,234,239

10

Net Asset Value
Class A:
Net assets	$867,118,620
Shares of beneficial interest outstanding, unlimited authorization, no par	16,145,210
Net asset value per share	$53.71
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$56.99

Class B:
Net assets	$1,265,240
Shares of beneficial interest outstanding, unlimited authorization, no par	27,390
Net asset value per share	$46.19

Class C:
Net assets	$104,566,354
Shares of beneficial interest outstanding, unlimited authorization, no par	2,274,525
Net asset value per share	$45.97

Class R:
Net assets	$80,734,405
Shares of beneficial interest outstanding, unlimited authorization, no par	1,543,056
Net asset value per share	$52.32

Institutional Class:
Net assets	$1,466,350,727
Shares of beneficial interest outstanding, unlimited authorization, no par	26,076,530
Net asset value per share	$56.23

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Value Fund	Six months ended May 31, 2014 (Unaudited)

Investment Income:
Dividends	$16,595,029
Interest	12,739
Foreign tax withheld	(2,186)

16,605,582

Expenses:
Management fees	8,119,579
Distribution expenses — Class A	1,123,774
Distribution expenses — Class B	10,039
Distribution expenses — Class C	507,381
Distribution expenses — Class R	194,982
Dividend disbursing and transfer agent fees and expenses	2,628,548
Accounting and administration expenses	412,599
Reports and statements to shareholders	164,784
Legal fees	79,764
Registration fees	68,411
Trustees’ fees and expenses	58,905
Custodian fees	46,335
Audit and tax	15,503
Other	33,125

13,463,729
Less waived distribution expenses — Class B	(7,529)
Less expense paid indirectly	(495)

Total operating expenses	13,455,705

Net Investment Income	3,149,877

Net Realized and Unrealized Gain:
Net realized gain on investments	68,995,634
Net change in unrealized appreciation (depreciation) of investments	42,230,128

Net Realized and Unrealized Gain	111,225,762

Net Increase in Net Assets Resulting from Operations	$114,375,639

See accompanying notes, which are an integral part of the financial statements.

12

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Statements of changes in net assets

Delaware Small Cap Value Fund

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Increase in Net Assets from Operations:
Net investment income	$3,149,877	$5,195,670
Net realized gain	68,995,634	46,586,853
Net change in unrealized appreciation (depreciation)	42,230,128	392,175,103

Net increase in net assets resulting from operations	114,375,639	443,957,626

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(933,371)	(1,279,159)
Institutional Class	(3,846,800)	(1,785,939)

Net realized gain:
Class A	(18,684,386)	(3,531,372)
Class B	(57,082)	(42,667)
Class C	(2,419,192)	(493,148)
Class R	(1,637,404)	(302,813)
Institutional Class	(24,481,657)	(2,388,692)

	(52,059,892)	(9,823,790)

Capital Share Transactions:
Proceeds from shares sold:
Class A	126,641,731	360,137,117
Class B	19,261	38,348
Class C	11,049,058	25,678,037
Class R	11,842,073	35,157,866
Institutional Class	365,893,588	845,588,890

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	19,373,775	4,730,881
Class B	56,684	41,272
Class C	2,330,338	468,386
Class R	1,637,197	302,736
Institutional Class	27,825,138	3,993,286

	566,668,843	1,276,136,819

14

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(185,484,948)	$(199,410,980)
Class B	(2,332,309)	(4,431,904)
Class C	(9,930,499)	(15,414,318)
Class R	(11,213,433)	(20,699,591)
Institutional Class	(177,587,633)	(180,684,573)

	(386,548,822)	(420,641,366)

Increase in net assets derived from capital share transactions	180,120,021	855,495,453

Net Increase in Net Assets	242,435,768	1,289,629,289

Net Assets:
Beginning of period	2,277,599,578	987,970,289

End of period (including undistributed net investment income of $1,517,601 and $3,147,895, respectively)	$2,520,035,346	$2,277,599,578

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$52.370	$39.750	$37.860	$36.190	$27.530	$21.340

0.044	0.119	0.074	(0.008)	(0.003)	0.059
2.452	12.847	3.622	1.818	8.680	6.191

2.496	12.966	3.696	1.810	8.677	6.250

(0.055)	(0.092)	—	—	(0.017)	(0.060)
(1.101)	(0.254)	(1.806)	(0.140)	—	—

(1.156)	(0.346)	(1.806)	(0.140)	(0.017)	(0.060)

$53.710	$52.370	$39.750	$37.860	$36.190	$27.530

4.85%	32.87%	10.21%	4.99%	31.53%	29.01%

$867,119	$884,026	$522,403	$375,299	$301,747	$233,317
1.23%	1.25%	1.32%	1.37%	1.43%	1.43%
1.23%	1.29%	1.37%	1.42%	1.49%	1.62%
0.17%	0.26%	0.19%	(0.02% )	(0.01% )	0.27%
0.17%	0.22%	0.14%	(0.07% )	(0.07% )	0.08%
9%	28%	11%	29%	12%	19%

17

Financial highlights

Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$45.150	$34.460	$33.300	$32.080	$24.570		$19.130

0.037	(0.177)	(0.189)	(0.262)	(0.214)		(0.088)
2.104	11.121	3.155	1.622	7.724		5.528

2.141	10.944	2.966	1.360	7.510		5.440

(1.101)	(0.254)	(1.806)	(0.140)	—		—

(1.101)	(0.254)	(1.806)	(0.140)	—		—

$46.190	$45.150	$34.460	$33.300	$32.080		$24.570

4.84%	31.97%	9.37%	4.23%	30.57%		28.44%

$1,265	$3,462	$6,424	$9,835	$14,249		$17,532
1.23%	1.96%	2.07%	2.12%	2.18%		2.18%
1.98%	2.00%	2.07%	2.12%	2.19%		2.32%
0.17%	(0.45% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)
(0.58% )	(0.49% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)
9%	28%	11%	29%	12%		19%

19

Financial highlights

Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$45.110	$34.450	$33.280	$32.070	$24.560		$19.120

(0.131)	(0.196)	(0.188)	(0.260)	(0.215)		(0.090)
2.092	11.110	3.164	1.610	7.725		5.530

1.961	10.914	2.976	1.350	7.510		5.440

(1.101)	(0.254)	(1.806)	(0.140)	—		—

(1.101)	(0.254)	(1.806)	(0.140)	—		—

$45.970	$45.110	$34.450	$33.280	$32.070		$24.560

4.44%	31.93%	9.37%	4.20%	30.58%		28.45%

$104,566	$99,099	$66,231	$52,648	$49,706		$44,564
1.98%	2.00%	2.07%	2.12%	2.18%		2.18%
1.98%	2.00%	2.07%	2.12%	2.19%		2.32%
(0.58% )	(0.49% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)
(0.58% )	(0.49% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)
9%	28%	11%	29%	12%		19%

21

Financial highlights

Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10		11/30/09
$51.060	$38.770	$37.050	$35.510	$27.070		$20.970

(0.021)	0.004	(0.022)	(0.102)	(0.081)		0.003
2.382	12.540	3.548	1.782	8.521		6.097

2.361	12.544	3.526	1.680	8.440		6.100

(1.101)	(0.254)	(1.806)	(0.140)	—		—

(1.101)	(0.254)	(1.806)	(0.140)	—		—

$52.320	$51.060	$38.770	$37.050	$35.510		$27.070

4.71%	32.55%	9.96%	4.72%	31.18%		29.09%

$80,734	$76,501	$44,379	$28,303	$20,757		$15,971
1.48%	1.50%	1.57%	1.62%	1.68%		1.68%
1.48%	1.58%	1.67%	1.72%	1.79%		1.92%
(0.08% )	0.01%	(0.06% )	(0.27% )	(0.26%	)	0.02%
(0.08% )	(0.07% )	(0.16% )	(0.37% )	(0.37%	)	(0.22%	)
9%	28%	11%	29%	12%		19%

23

Financial highlights

Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 5/31/14[1]	Year ended
(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
$54.830	$41.590	$39.430	$37.590	$28.580	$22.170

0.115	0.250	0.180	0.090	0.081	0.116
2.559	13.434	3.786	1.890	9.005	6.427

2.674	13.684	3.966	1.980	9.086	6.543

(0.173)	(0.190)	—	—	(0.076)	(0.133)
(1.101)	(0.254)	(1.806)	(0.140)	—	—

(1.274)	(0.444)	(1.806)	(0.140)	(0.076)	(0.133)

$56.230	$54.830	$41.590	$39.430	$37.590	$28.580

4.98%	33.22%	10.49%	5.26%	31.85%	29.28%

$1,466,351	$1,214,512	$348,533	$91,442	$48,996	$15,912
0.98%	1.00%	1.07%	1.12%	1.18%	1.18%
0.98%	1.00%	1.07%	1.12%	1.19%	1.32%
0.42%	0.51%	0.44%	0.23%	0.24%	0.52%
0.42%	0.51%	0.44%	0.23%	0.23%	0.38%
9%	28%	11%	29%	12%	19%

25

Notes to financial statements

Delaware Small Cap Value Fund	May 31, 2014 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

26

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

27

Notes to financial statements

Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2014, the Fund earned $495 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $57,432 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended May 31, 2014, the amount charged by DSC was $261,348. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.50% of the average daily net assets of the Class R shares. DDLP has contracted to waive Class B shares 12b-1 fees from Dec. 1, 2013 through May 31, 2014* to 0.25% of average daily net assets. This waiver and reimbursement may be terminated only by agreement of the distributor and the Fund.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund

28

was charged $35,383 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2014, DDLP earned $33,879 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2014, DDLP received gross CDSC commissions of $19 and $1,004 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*	The contractual waiver period is Nov. 1, 2013 through March 30, 2015.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases of $343,323,082 and sales of $208,785,585 of investment securities other than short-term investments.

At May 31, 2014,the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014 the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$1,933,437,598

Aggregate unrealized appreciation	$600,315,984
Aggregate unrealized depreciation	(14,883,112)

Net unrealized appreciation	$585,432,872

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

29

Notes to financial statements

Delaware Small Cap Value Fund

3. Investments (continued)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Total
Common Stock	$2,450,704,285	$—	$2,450,704,285
Exchange-Traded Fund	13,930,783	—	13,930,783
Short-Term Investments	—	54,235,402	54,235,402

Total	$2,464,635,068	$54,235,402	$2,518,870,470

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

30

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/14	Year ended 11/30/13

Shares sold:
Class A	2,414,992	7,956,581
Class B	431	961
Class C	245,395	649,744
Class R	231,162	803,908
Institutional Class	6,650,731	17,365,329

Shares issued upon reinvestment of dividends and distributions:
Class A	375,243	116,899
Class B	1,276	1,176
Class C	52,556	13,344
Class R	32,516	7,655
Institutional Class	515,280	94,471

	10,519,582	27,010,068

Shares redeemed:
Class A	(3,524,594)	(4,336,760)
Class B	(50,997)	(111,867)
Class C	(220,482)	(388,826)
Class R	(218,938)	(458,041)
Institutional Class	(3,239,724)	(3,689,734)

	(7,254,735)	(8,985,228)

Net increase	3,264,847	18,024,840

For the six months ended May 31, 2014 and the year ended Nov. 30, 2013, 9,840 Class B shares were converted to 8,471 Class A shares valued at $452,892 and 26,366 Class B shares were converted to 22,814 Class A shares valued at $1,034,574, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually,

31

Notes to financial statements

Delaware Small Cap Value Fund

5. Line of Credit (continued)

and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of May 31, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

32

At May 31, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$7,465,178	$(7,465,178)	$—	$—
BNP Paribas	15,296,822	(15,296,822)	—	—

Total	$22,762,000	$(22,762,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned

33

Notes to financial statements

Delaware Small Cap Value Fund

7. Securities Lending (continued)

securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified in the schedule of investments.

34

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

35

About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	President	Officer	PNC Financial Services Group
Delaware Investments®	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Family of Funds	Brookline, MA	Philadelphia, PA
Philadelphia, PA			Janet L. Yeomans
	John A. Fry	Frances A.	Former Vice President
Thomas L. Bennett	President	Sevilla-Sacasa	and Treasurer
Private Investor	Drexel University	Chief Executive Officer	3M Corporation
Rosemont, PA	Philadelphia, PA	Banco Itaú	St. Paul, MN
International
		Miami, FL	J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

 Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS V

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2014